MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021
1
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Shares Security Description Value
Common Stock - 90.6%
Communication Services - 1.3%
5,000 Meredith Corp. $ 109,650
3,000 Verizon Communications, Inc. 164,250
273,900
Consumer Discretionary - 17.9%
31,500 El Pollo Loco Holdings, Inc.
(a)
641,025
7,500 Hasbro, Inc. 703,650
1,000 Starbucks Corp. 96,810
25,000 Tapestry, Inc. 790,500
4,750 Target Corp. 860,557
4,500 Williams-Sonoma, Inc. 580,140
3,672,682
Consumer Staples - 12.3%
1,500 Diageo PLC, ADR 240,405
11,000 General Mills, Inc. 639,100
8,000 The Coca-Cola Co. 385,200
2,500 The Procter & Gamble Co. 320,525
20,000 United-Guardian, Inc. 279,400
13,000 Walgreens Boots Alliance, Inc. 653,250
2,517,880
Energy - 2.8%
6,000 ONEOK, Inc. 238,980
5,000 Phillips 66 339,000
577,980
Financials - 5.6%
1,000 American Express Co. 116,260
7,000 CB Financial Services, Inc. 126,070
8,500 Equitable Holdings, Inc. 210,630
10,000 MetLife, Inc. 481,500
12,000 Old Republic International Corp. 217,200
1,151,660
Health Care - 9.5%
5,000 AbbVie, Inc. 512,400
1,000 Eli Lilly and Co. 207,970
7,000 Hologic, Inc.
(a)
558,110
2,500 Merck & Co., Inc. 192,675
2,500 PerkinElmer, Inc. 367,675
5,000 Phibro Animal Health Corp.,
Class A 103,700
1,942,530
Industrials - 22.0%
13,000 Cubic Corp. 795,340
2,500 Curtiss-Wright Corp. 259,475
4,000 Deluxe Corp. 135,560
2,500 Douglas Dynamics, Inc. 102,000
8,500 Emerson Electric Co. 674,475
6,000 Fortune Brands Home & Security,
Inc. 517,500
17,500 Healthcare Services Group, Inc. 567,350
15,000 Herman Miller, Inc. 513,750
3,500 Hubbell, Inc. 544,600
2,200 Hyster-Yale Materials Handling,
Inc. 197,362
7,000 The Gorman-Rupp Co. 220,500
4,527,912
Information Technology - 15.6%
3,500 Badger Meter, Inc. 320,985
5,000 Brooks Automation, Inc. 378,800
12,000 Canon, Inc., ADR 265,200
1,500 Cognizant Technology Solutions
Corp., Class A 116,925
15,000 Corning, Inc. 538,050
2,000 F5 Networks, Inc.
(a)
391,900
Shares Security Description Value
Information Technology - 15.6% (continued)
3,000 II-VI, Inc.
(a)
$ 252,210
1,000 International Business Machines
Corp. 119,110
10,000 Seagate Technology PLC 661,200
1,000 Texas Instruments, Inc. 165,690
3,210,070
Materials - 2.2%
2,000 Agnico Eagle Mines, Ltd. 139,700
2,500 Corteva, Inc. 99,650
7,500 GCP Applied Technologies, Inc.
(a)
185,925
2,500 Universal Stainless & Alloy
Products, Inc.
(a)
18,150
443,425
Utilities - 1.4%
7,000 National Fuel Gas Co. 281,820
Total Common Stock (Cost $13,930,820) 18,599,859
Shares Security Description Value
Money Market Fund - 10.2%
2,091,133 Dreyfus Treasury
Securities Cash
Management,
Institutional Shares,
0.01%
(b)
(Cost $2,091,133) 2,091,133
Investments, at value - 100.8% (Cost $16,021,953) $ 20,690,992
Other Assets & Liabilities, Net - (0.8)% (156,615)
Net Assets - 100.0% $ 20,534,377
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of January 31, 2021.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021
2
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 18,599,859
Level 2 - Other Significant Observable Inputs 2,091,133
Level 3 - Significant Unobservable Inputs –
Total $ 20,690,992